Line of Credit and Notes Payable (Details)																																							1 Months Ended					2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 01, 2025 USD ($) Installment	Oct. 30, 2025 USD ($)	Oct. 29, 2025 USD ($)	Oct. 21, 2025 USD ($) $ / shares	Sep. 05, 2025 USD ($)	Sep. 03, 2025 USD ($) shares	Aug. 28, 2025 USD ($)	May 30, 2025 USD ($) series	Apr. 15, 2025 USD ($)	Mar. 20, 2025 USD ($) Installment $ / shares	Dec. 13, 2024 USD ($)	Nov. 26, 2024 USD ($) shares	Sep. 30, 2024 USD ($) Installment $ / shares shares	Aug. 08, 2024 USD ($) shares	Aug. 02, 2024 USD ($) shares	Jul. 03, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) $ / shares	Jun. 25, 2024 USD ($) tradingdays $ / shares	Jun. 24, 2024 USD ($) $ / shares shares	Jan. 14, 2024 USD ($)	Jan. 01, 2024 USD ($)	Nov. 21, 2023 USD ($) $ / shares	Nov. 21, 2023 USD ($) $ / shares	Nov. 21, 2023 USD ($) $ / shares shares	Nov. 21, 2023 USD ($) $ / shares	Nov. 21, 2023 USD ($) tradingdays $ / shares	Nov. 13, 2023 USD ($)	Nov. 01, 2023 USD ($) payment shares	Aug. 18, 2023 USD ($)	Aug. 03, 2023 USD ($)	May 05, 2023 USD ($) $ / shares shares	Jan. 01, 2022 USD ($)	Nov. 29, 2021 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) tradingdays $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 31, 2025 USD ($)	Jun. 16, 2025 USD ($)	Mar. 19, 2025 $ / shares	Jul. 02, 2024 USD ($)	Jan. 25, 2024 USD ($)	Aug. 01, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 09, 2023 USD ($)	Oct. 05, 2022 USD ($)	Feb. 25, 2022 USD ($)	Dec. 01, 2021 USD ($)
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																								$ 1,934,583					$ 3,440,743		$ 1,934,583			$ 3,440,743		$ 1,934,583	$ 220,000
Conversion price (in Dollars per share) | $ / shares																																								$ 2					$ 2		$ 2			$ 2		$ 2
Outstanding balance, percentage																																																		115.00%
Liquidated damages																																													$ 5,000					$ 5,000
Number of trading days (in tradingdays) | tradingdays																																																		10
Gain (loss) on debt conversion																								$ (20,565)																										$ (238,020)
Original discount																																													8,696					8,696
Loss on extinguishment																																																$ (645,979)		(126,125)	$ (645,979)	$ (645,979)	0
Maximum reset of conversion price (in Dollars per share) | $ / shares																												$ 2
Shares issued																																																				66,750
Accrued interest payable																																								$ 558,358					882,925		$ 558,358			882,925		558,358	52,028
Interest Expense, Other																																																			124,557
Change in fair value of financial instruments																																													$ (2,828,647)			(5,737,606)		$ (1,412,351)	(6,285,706)	$ (6,176,097)	0
Exercise price of warrants (in Dollars per share) | $ / shares																								$ 11.5																$ 9.65					$ 9.65		$ 9.65			$ 9.65		$ 9.65
Number of shares issued (in Shares) | shares																																													600,500					725,500
Change in fair value on embedded derivative																																																				$ 0	90,200
Period of guaranteed interest payment																	18 months
Proceeds from convertible debt																																																		$ 0	2,700,000	2,700,000	0
Common stock, shares issued																																								$ 1,630					$ 1,703		$ 1,630			$ 1,703		$ 1,630	464	$ 500,000
Liability obligation to issue shares (in Shares) | shares																																													305,000					305,000
Interest amount																																																115,385			466,530
Conversion of convertible securities (in Shares) | shares																								292,500
Floor price (in Dollars per share) | $ / shares																												$ 1.25
ELOC Commitment Fee Note																		$ 0																															$ 0
Warrants issued during period (in Shares) | shares																																																		0		740,741
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares) | shares																																										100,000
Encompass Purchase liability																																								$ 263,918					$ 265,578		$ 263,918			$ 265,578		$ 263,918	$ 0
Weighted average effective interest rate of notes payable																																								5.50%							5.50%					5.50%	11.90%
Amortized debt discount																																																		0	7,000	$ 7,000	$ 93,733
Repayments of notes payable																																																		668,092	33,000	$ 38,200	0
Deferred underwriting fee																											$ 4,370,000	$ 4,370,000	$ 4,370,000	$ 4,370,000	$ 4,370,000
Shares issued for services performed by A.G.P. (in Shares) | shares																																											200,000									2,500
Purchase Amount																																								$ 0							$ 0					$ 0	135,000						$ 135,000
Shares issued in debt settlement or conversion																																																	155,565			155,565
Shares issued to VSee debt holders for debt conversion																																																		$ 0	1,310,710	$ 155,565	0
Extension Warrants [Member]
Line of Credit and Notes Payable, Net of Discount
Exercise period																																				5 years
Exercise price of warrants (in Dollars per share) | $ / shares																																				$ 11.5				$ 11.5					$ 11.5		$ 11.5			$ 11.5		$ 11.5
Warrants issued during period (in Shares) | shares																																				26,086														0		0
IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																								12,846
Shares issued in debt settlement or conversion																								$ 135,000
Share price per share (in Dollars per share) | $ / shares																								$ 12.11
Shares issued to VSee debt holders for debt conversion																								$ 155,565
Encompass Healthcare Billing, LLC [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Business acquisition percentage of voting interests acquired																																					100.00%
Encompass for a cash payment																																					$ 300,000
Interest expense																																																													$ 45,000
Encompass Purchase liability																																								$ 263,918					$ 265,578		$ 263,918			$ 265,578		$ 263,918
Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																						$ 654,044
Annual fixed rate percentage																																						4.284%
Basis spread on the variable rate																																	3.00%																	7.25%		7.50%
Number of installments | payment																																	36
Loan payments amount																																	$ 19,409
Outstanding balance																																								336,983					336,983		336,983			$ 336,983		$ 336,983	0
Interest amount																																													11,737			7,997		31,722	27,585	17,500
Accrued interest																																								144,121					186,209		144,121			$ 186,209		$ 144,121
Line Of Credit Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																						$ 500,000
Basis spread on the variable rate																																	3.00%					1.25%												7.25%		7.50%
Loan payments amount												$ 25,000
Outstanding balance																																								456,097					456,097		456,097			$ 456,097		$ 456,097
Interest amount																																																0			0	23,697
Accrued interest																																								52,190							52,190					52,190
payment to be paid																																																							$ 1,541,106
Line Of Credit Issued November 29, 2021 [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
payment to be paid																																																							1,541,106
Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																																															$ 1,000,600	$ 500,000
Annual fixed rate percentage																																																															3.75%
Loan payments amount																										$ 7,682
Outstanding balance																																								1,500,600					1,500,600		1,500,600			1,500,600		1,500,600	0
Interest amount																																																				28,984
Accrued interest																																								43,961					18,815		43,961			18,815		43,961
Note Payable Issued August 3, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																			$ 33,000
Annual fixed rate percentage																																			8.00%
Outstanding balance																																								33,000					33,000		33,000			33,000		33,000
Interest amount																																													2,145			4,160		6,435	12,480	393
Accrued interest																																								52,190					26,994		52,190			26,994		52,190
Original issue discount																																			10.00%
Default interest rate																																			26.00%
Note Payable Issued January 12, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																																												$ 220,000
Annual fixed rate percentage																																																												12.00%
Outstanding balance																																								0							0					0	220,000
Interest amount																																																4,540			4,540		32,980
Accrued interest																																								8,775					17,225		8,775			17,225		8,775	12,980
Original issue discount																																																												10.00%
Amortized debt discount																																																					20,000
Interest expense																																																					12,980
Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																		$ 64,000
Annual fixed rate percentage																																		8.00%
Outstanding balance																																								64,000					64,000		64,000			64,000		64,000	0
Accrued interest																																								17,920							17,920					17,920
Original issue discount																																		8.50%
Default interest rate																																		26.00%
Net of unamortized debt discount																																								64,000					64,000		64,000			64,000		64,000
Default interest expense																																													4,160					12,480		8,597
Note Payable Issued November 21, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																											220,000	220,000	$ 220,000	220,000	220,000
Outstanding balance																																																					$ 220,000
Promissory note by issuing shares (in Shares) | shares																													220
March 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount											$ 108,696
Number of installments | Installment											9
Outstanding balance																																								0					$ 81,747		0			$ 81,747		0
Original issue discount											8.00%
Default interest rate											28.00%
Cash proceeds received											$ 100,000
Interest accruing percentage											18.00%
Rate for additional interest											18.00%
Periodic principal payment											$ 1,630
Conversion price (in Dollars per share) | $ / shares																																													$ 2					$ 2
Effective price per share																																														75.00%
Outstanding balance, percentage																																														110.00%
Maximum value of shares agreed to be purchased																																														$ 2,000,000
Mandatorily prepayable upon change of control outstanding balance, percentage																																																		120.00%
Loss on extinguishment																																																		$ 138,020
Received on issuance																																																		100,000
March 2025 Convertible Note [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Periodic principal payment					$ 108,696
Exchange Note [Member]
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage																								8.00%
Interest amount																																																		$ 125,454		186,403
Promissory note by issuing shares (in Shares) | shares							600,000						255,847		213,759																										255,847		213,759
Conversion price (in Dollars per share) | $ / shares																								$ 10																	$ 2			$ 2
Shares issued (in Shares) | shares																																													25,000					25,000
Loss on extinguishment															$ 98,050
Fair value exchange note amount																								$ 6,155,925																1,499,000					$ 1,028,158		1,499,000			$ 1,028,158		$ 1,499,000
Paid amount																																																		$ 30,475
Share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																								$ 10
Threshold percentage																								95.00%
Maximum reset of conversion price (in Dollars per share) | $ / shares																								$ 2
Percentage of average lowest VWAP of common stock considered for determination of amortization conversion price																																																		95.00%		95.00%
Minimum conversion price to make amortization payment (in Dollars per share) | $ / shares																																																		$ 2		$ 2
Outstanding principal amount							$ 304,288						$ 500,000		$ 566,740																												$ 566,740
Percentage discount on VWAP															5.00%																												5.00%
Shares issued															$ 664,790
Accrued interest payable							137,057						11,693
Debt conversion, fair value							390,000						$ 512,693
Interest Expense, Other							13,712
Change in fair value of financial instruments																																													$ 1,007,478					$ 20,842		$ (3,527,756)
Conversion price of exchange note was reset (in Dollars per share) | $ / shares																								$ 2
Number of trading days																																																				10
Exchange Note [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Periodic principal payment					$ 1,219,516
Secured Promissory Note Issued on March 20, 2025 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount											$ 555,556
Annual fixed rate percentage																																													10.00%					10.00%
Outstanding balance																																													$ 409,366					$ 409,366
Interest amount																																													$ 94,096			0		$ 181,141	0
Original issue discount											10.00%
Cash proceeds received											$ 500,000
Shares issued (in Shares) | shares																																													100,000					100,000
Promissory note common shares value																																													$ 90,634					$ 90,634
Secured Promissory Note Issued on March 20, 2025 [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount											$ 555,556
Annual fixed rate percentage		5.00%									5.00%
Number of installments | Installment		8
Default interest rate											24.00%
Periodic principal payment		$ 2,315
Original issue discount											$ 55,556
March 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																								0					590,507		0			590,507		$ 0
April 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount									$ 70,431	$ 1,400
Note receivable with principal balance										$ 70,000
Interest rate										12.00%
Percentage of principal balance										2.00%
Interest rate increases percentage										24.00%
Percentage of overdue amount is assessed										5.00%
Convertible note differed by more than percent																																							10.00%
Fair value gain (loss)																																							$ 126,125
May 2025 Convertible Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount									216,871
Fair value exchange note amount																																							$ 342,996
Convertible note differed by more than percent																																							10.00%
May 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount									$ 216,871
Annual fixed rate percentage									5.00%
Outstanding balance																																								0					325,887		0			325,887		0
Default interest rate									24.00%
Convertible debt number of series (in series) | series									1
Debt Instrument, Additional Amount									$ 146,440
Late fee equal percent																																							10.00%
Fair Value																																							$ 342,996						325,887					325,887
Convertible Note Payable							$ 62,500
September 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Outstanding balance																																								$ 0					508,019		$ 0			508,019		$ 0
Interest amount																																													11,510			0		$ 11,510	0
Paid amount																																													$ 3,490
Promissory Note and Line of Credit Relating to Forbearance Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Basis spread on the variable rate																																	3.00%
Loan payments amount						$ 50,000						$ 25,000
payment to be paid																																																							$ 1,541,106
Weighted average effective interest rate of notes payable																																								7.50%					7.25%		7.50%			7.25%		7.50%
Promissory Note and Line of Credit Relating to Forbearance Agreement [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Loan payments amount	$ 100,000
Additional Bridge Notes [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																											$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Annual fixed rate percentage																											8.00%	8.00%	8.00%	8.00%	8.00%
Interest amount																																																				$ 42,666
Default interest rate																														24.00%
Promissory note by issuing shares (in Shares) | shares													46,565			14,199																									46,565		14,199
Conversion price (in Dollars per share) | $ / shares																											$ 10	$ 10	$ 10	$ 10	$ 10										$ 2			$ 2
Loss on extinguishment																$ (18,928)
Fair value exchange note amount																								$ 466,646
Share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																												$ 10
Threshold percentage																														95.00%
Percentage of average lowest VWAP of common stock considered for determination of amortization conversion price																														95.00%
Outstanding principal amount													$ 92,593			$ 41,417											$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000												$ 41,417			$ 150,000
Percentage discount on VWAP																5.00%																											5.00%
Shares issued																$ 60,346
Debt conversion, fair value													$ 99,535
Change in fair value of financial instruments																																																				(273,549)
Aggregate principal value																											166,667	166,667	166,667	166,667	166,667
Notes purchased																											$ 111,111	$ 111,111	$ 111,111	$ 111,111	$ 111,111
Notes purchased																																																										$ 55,556
Number of trading days to determine reset of conversion price																														10	10
Payments for optional prepayment as percentage of outstanding obligation including guaranteed minimum interest																											110.00%	110.00%	110.00%	110.00%	110.00%
Mandatory default penalty																											125.00%	125.00%	125.00%	125.00%	125.00%
Number of trading days																														10
Repayments of notes payable, principal portion																																																				41,667
Extension Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																				$ 300,000
Annual fixed rate percentage																																				10.00%
Outstanding balance																								365,750
Accrued interest																								30,000
Original issue discount																																				16.67%
Outstanding principal amount																								335,750
Fair value of the embedded derivative at issuance																								33,000
Change in fair value on embedded derivative																		33,000
Repayments of notes payable																		365,750
Extension Note [Member] | Extension Warrants [Member]
Line of Credit and Notes Payable, Net of Discount
Exercise period																																				5 years
Warrants to purchase common stock (in Shares) | shares																																				26,086
Exercise price of warrants (in Dollars per share) | $ / shares																																				$ 11.5
Number of shares issued (in Shares) | shares																																				7,000
Quantum Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																											$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000									$ 3,000,000							$ 3,000,000					3,000,000
Annual fixed rate percentage																			12.00%	12.00%	12.00%	12.00%	12.00%
Interest amount																																													$ 318,157					$ 858,157		185,671
Original issue discount																											7.00%	7.00%	7.00%	7.00%	7.00%
Default interest rate																						18.00%
Conversion price (in Dollars per share) | $ / shares																	$ 3.2		$ 10	$ 10	$ 10	$ 10	$ 10
Fair value exchange note amount																																								3,248,000					3,828,125		3,248,000			3,828,125		3,248,000
Period of guaranteed interest payment																	18 months
Threshold percentage of lowest VWAP of common stock to determine conversion price																						85.00%
Threshold trading days over which the lowest VWAP of common stock is considered to determine conversion price																						7	7
Threshold trading days over which the average daily VWAP of common stock is considered for reset of conversion price																						3	3
Average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																					10
Minimum average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																					$ 10
Minimum notice period for redemption of notes																			10 days
Proceeds from convertible debt																				$ 2,700,000
Original issue discount																			$ 210,000	210,000	$ 210,000	$ 210,000	$ 210,000
Financing cost																			$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000
Minimum percentage change to cash flow																	10.00%
Minimum percentage change to fair value																	10.00%
Change in fair value																																													131,937					200,675		1,370,234
Quantum Note [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Proceeds from convertible debt								$ 380,000
Quantum Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount								3,000,000
Interest amount								$ 3,380,000
Outstanding Principal balance annual rate percentage								22.00%
Quantum Convertible Note [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Periodic principal payment			$ 3,000,000
Equity Line Of Credit [Member]
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage																											19.90%	19.90%	19.90%	19.90%	19.90%
Conversion price (in Dollars per share) | $ / shares																											$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25
Maximum value of shares agreed to be purchased																											$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000
Fair value exchange note amount																								694,512																79,500							79,500					79,500
Fair Value																																								80,000					42,394		80,000			42,394		80,000
Proceeds from convertible debt																																												$ 760,000								760,000
Change in fair value																																													17,449					37,606		$ 614,512
Period to purchase the shares agreed																											36 months
Period agreed to file a resale registration statement																											45 days
Period within which registration statement shall be declared effective																											30 days
Maximum consecutive days for suspension for use of resale registration statement																											90 days
Maximum calendar year days for suspension for use of resale registration statement																											120 days
Conversion of convertible securities (in Shares) | shares																																												380,000								50,000
Maximum remaining availability under the ELOC																																								$ 49,240,000							$ 49,240,000					$ 49,240,000
Equity Line Of Credit [Member] | If stock Price Drops Below 2 Dollars [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion price (in Dollars per share) | $ / shares																											$ 2	$ 2	$ 2	$ 2	$ 2
Equity Line Of Credit [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Conversion price (in Dollars per share) | $ / shares											$ 1.25																																													$ 2
Equity Line Of Credit, Commitment Fee Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																								500,000																																	$ 500,000
Conversion price (in Dollars per share) | $ / shares																											$ 10	$ 10	$ 10	$ 10	$ 10									$ 10							$ 10					$ 10
Loss on extinguishment																																															$ 5,000					$ 95,000
Change in fair value																																																				$ 510,500
Conversion of convertible securities (in Shares) | shares																																								50,000												380,000
Principal amount of debt issuable																											$ 500,000	$ 500,000	$ 500,000	$ 500,000	$ 500,000
ELOC Commitment Fee Note																																								$ 595,000							595,000					$ 595,000					$ 595,000
Commitment fee payable																								$ 500,000
Commitment fee																																																				500,000
Note Payable Issued January 14, 2024 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																									$ 16,200
Annual fixed rate percentage																									8.00%
Interest amount																																																				595,000
Term of debt																									180 days
September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount														$ 2,222,222																												$ 2,222,222						$ 2,222,222			$ 2,222,222
Annual fixed rate percentage														15.00%																												15.00%						15.00%			15.00%
Original issue discount														10.00%																												10.00%						10.00%			10.00%
Default interest rate														24.00%
Cash proceeds received														$ 2,000,000
Rate for additional interest														10.00%
Conversion price (in Dollars per share) | $ / shares														$ 2																												$ 2						$ 2			$ 2
Fair value exchange note amount														$ 2,000,000																										2,094,000		$ 2,000,000			2,043,760		2,094,000	$ 2,000,000		2,043,760	$ 2,000,000	2,094,000
Change in fair value of financial instruments																																																				132,889
Exercise price of warrants (in Dollars per share) | $ / shares														$ 2.25																												$ 2.25						$ 2.25			$ 2.25
Financing cost														$ 95,000																												$ 95,000						$ 95,000			$ 95,000
Total interest over entire loan maturity														$ 333,333																												$ 333,333						333,333			333,333
Cash payment fee percentage														5.00%
Warrants issued during period (in Shares) | shares														740,741
Warrants and commitment shares issued in connection with the September 2024 Note (in Shares) | shares														100,000
Debt issuance costs expensed														$ 95,000
September 2024 Convertible Note [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Periodic principal payment				$ 2,494,321
Conversion price (in Dollars per share) | $ / shares					$ 0.75
September Notes [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																		123,704
Paid amount																																																		157,281
Change in fair value of financial instruments																																													9					875,115
September Note [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																		240,370
Paid amount																																																		215,614
Note Payable Issued November 13, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																$ 22,000
Annual fixed rate percentage																																12.00%
Original issue discount																																10.00%
Default interest rate																																26.00%
Default interest expense																																																				2,955
Exchange Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Fair value exchange note amount																																								0					81,747		0			81,747		0
Debt conversion, fair value																																								1,523,744							1,523,744					1,523,744
Exchange Agreement [Member] | Vsee Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount not exchangeable																											600,000	600,000	600,000	600,000	600,000
Exchange Agreement [Member] | IDoc Note [Member]
Line of Credit and Notes Payable, Net of Discount
Principal amount not exchangeable																											600,000	600,000	$ 600,000	600,000	600,000
Debt Instrument, Redemption, Period One [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Number of installments | Installment														18
Periodic principal payment														$ 18,519
Debt Instrument, Redemption, Period Two [Member] | September 2024 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Number of installments														12
Periodic principal payment														$ 185,185
Line of Credit [Member] | Extension Note [Member]
Line of Credit and Notes Payable, Net of Discount
Repayments of notes payable																		365,750
Line of Credit [Member] | Line Of Credit Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																													15,886					42,935
Bridge Securities Purchase Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Original issue discount																																																														10.00%
IDoc Note [Member] | Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																													14,184			13,875		42,088	41,934
Bridge Investor [Member] | Amended And Restated Conversion Securities Purchase Agreements [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																													300,000
Aggregate amount																											600,000	600,000	$ 600,000	600,000	600,000
Bridge Investor [Member] | VSee Lab, Inc [Member] | Conversion Securities Purchase Agreements [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																													300,000
Aggregate amount																											600,000	600,000	$ 600,000	600,000	600,000
Bridge Investor [Member] | Bridge Securities Purchase Agreement [Member] | Bridge Notes [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																																																														$ 2,222,222
Bridge Investor [Member] | Bridge Exchange Agreement [Member] | Exchange Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount																											2,523,744	2,523,744	$ 2,523,744	2,523,744	2,523,744
Whacky [Member] | Sponsor Affiliate [Member] | VSee Lab, Inc [Member] | Conversion Securities Purchase Agreements [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																													220
Aggregate amount																											220,000	220,000	$ 220,000	220,000	220,000
Munro Trust [Member] | Sponsor Affiliate [Member] | Conversion Securities Purchase Agreements [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																																	300
Aggregate amount																																	$ 300,000
Tidewater [Member] | Sponsor Affiliate [Member] | Conversion Securities Purchase Agreements [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Promissory note by issuing shares (in Shares) | shares																													292,500
Aggregate amount																											$ 585,000	$ 585,000	$ 585,000	$ 585,000	$ 585,000
Series A Preferred Stock [Member]
Line of Credit and Notes Payable, Net of Discount
Shares issued for services performed by A.G.P. (in Shares) | shares																													4,370
Maximum [Member] | Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Accrued interest																																													$ 26,240					$ 26,240
Maximum [Member] | Secured Promissory Note Issued on March 20, 2025 [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage		24.00%
Minimum [Member] | Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Accrued interest																																								17,920							17,920					17,920
Minimum [Member] | Secured Promissory Note Issued on March 20, 2025 [Member] | Subsequent Event [Member]
Line of Credit and Notes Payable, Net of Discount
Annual fixed rate percentage		5.00%
Minimum [Member] | Quantum Note [Member]
Line of Credit and Notes Payable, Net of Discount
Minimum average price for share price trigger to determine reset of conversion price (in Dollars per share) | $ / shares																					$ 2
Previously Reported [Member]
Line of Credit and Notes Payable, Net of Discount
Loss on extinguishment																																																(740,979)			(740,979)
Interest amount																																																$ 232,082			$ 591,087
ELOC Commitment Fee Note																		$ 500,000																															$ 500,000
Previously Reported [Member] | Encompass Healthcare Billing, LLC [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Line of Credit and Notes Payable, Net of Discount
Encompass Purchase liability																																								263,918							263,918					263,918
Previously Reported [Member] | Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Accrued interest																																								43,961							43,961					43,961
Previously Reported [Member] | Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Accrued interest																																								144,121							144,121					144,121
Previously Reported [Member] | Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Original issue discount																																		8.00%
Previously Reported [Member] | Exchange Note [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																				55,861
Loss on extinguishment															$ (98,050)
Previously Reported [Member] | Note Payable Issued January 14, 2024 [Member]
Line of Credit and Notes Payable, Net of Discount
Interest amount																																																				675
Previously Reported [Member] | Exchange Agreement [Member]
Line of Credit and Notes Payable, Net of Discount
Fair value exchange note amount																																								$ 1,499,000							$ 1,499,000					$ 1,499,000
Master Business Loan Agreement [Member] | Initial MBLA Note [Member]
Line of Credit and Notes Payable, Net of Discount
Bank in the amount						724,500
Aggregate advance amount						2,500,001
Initial advance amount						525,000
Additional advance amount						$ 250,000
Percentage of equity interest						50.00%
Percentage of initial advance						3.167%
Percentage of outstanding balance						10.00%
Master Business Loan Agreement [Member] | Debt Instrument, Redemption, Period One [Member] | Initial MBLA Note [Member]
Line of Credit and Notes Payable, Net of Discount
Loan payments amount						$ 7,500
Master Business Loan Agreement [Member] | Debt Instrument, Redemption, Period Two [Member] | Initial MBLA Note [Member]
Line of Credit and Notes Payable, Net of Discount
Loan payments amount						$ 15,862.5
Master Business Loan Agreement [Member] | Minimum [Member] | Initial MBLA Note [Member]
Line of Credit and Notes Payable, Net of Discount
Percentage of initial advance						20.00%